T. ROWE PRICE Target 2020 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 58.2%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  54,674 907 4,961 10,701,865 51,690
New Income Fund  44,154 2,591 4,367 5,412,552 43,246
International Bond Fund (USD
Hedged)  17,354 751 1,640 1,933,178 16,529
Dynamic Global Bond Fund  10,346 187 1,024 1,229,519 9,566
Emerging Markets Bond Fund  9,448 198 878 967,209 9,198
High Yield Fund  8,205 180 727 1,296,436 7,791
U.S. Treasury Long-Term Index
Fund  7,436 122 1,032 959,774 6,786
Dynamic Credit Fund  4,031 249 412 440,510 3,925
Floating Rate Fund  2,794 65 246 282,746 2,618
Total Bond Funds (Cost $157,609) 151,349
EQUITY FUNDS 38.1%
T. Rowe Price Funds:
Value Fund  14,786 54 960 290,087 14,206
Growth Stock Fund  13,980 51 941 115,866 13,669
Hedged Equity Fund  10,528 39 901 751,834 10,075
U.S. Large-Cap Core Fund  10,000 36 773 214,334 9,651
International Value Equity Fund  8,500 31 558 366,753 8,168
Overseas Stock Fund  7,303 28 404 464,286 7,131
Real Assets Fund  7,072 76 687 425,173 6,939
Equity Index 500 Fund  6,793 787 799 40,766 6,937
International Stock Fund  6,427 24 427 270,301 6,003
Mid-Cap Growth Fund  3,454 12 295 31,580 3,292
Mid-Cap Value Fund  3,133 11 234 93,883 3,127
Emerging Markets Discovery Stock
Fund  2,812 10 335 166,973 2,758
Emerging Markets Stock Fund  2,467 9 213 62,424 2,448
Small-Cap Value Fund  1,935 7 202 33,787 1,880
Small-Cap Stock Fund  1,596 6 96 26,966 1,613
New Horizons Fund (2) 1,453 5 214 22,982 1,313
Total Equity Funds (Cost $61,526) 99,210
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  — 575 551 252 25
Total Other Mutual Funds (Cost $24) 25

T. ROWE PRICE Target 2020 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.7%
Money Market Funds  3.7%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 11,056 2,297 3,595 9,757,777 9,758
Total Short-Term Investments (Cost $9,758) 9,758
Total Investments in Securities 100.0%
(Cost $228,917) $ 260,342
Other Assets Less Liabilities (0.0)% (112)
Net Assets 100.0% $ 260,230
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2020 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (2) $ 57 $ 82
Dynamic Global Bond Fund  (84) 57 147
Emerging Markets Bond Fund  (55) 430 162
Emerging Markets Discovery Stock Fund  35 271 —
Emerging Markets Stock Fund  58 185 —
Equity Index 500 Fund  456 156 21
Floating Rate Fund  — 5 54
Growth Stock Fund  848 579 —
Hedged Equity Fund  250 409 —
High Yield Fund  (10) 133 150
International Bond Fund (USD Hedged)  (65) 64 183
International Stock Fund  172 (21) —
International Value Equity Fund  440 195 —
Limited Duration Inflation Focused Bond Fund  (65) 1,070 248
Mid-Cap Growth Fund  96 121 —
Mid-Cap Value Fund  33 217 —
New Horizons Fund  55 69 —
New Income Fund  (316) 868 558
Overseas Stock Fund  243 204 —
Real Assets Fund  146 478 —
Small-Cap Stock Fund  38 107 —
Small-Cap Value Fund  64 140 —
Transition Fund  (1) 1 —
U.S. Large-Cap Core Fund  318 388 —
U.S. Treasury Long-Term Index Fund  (209) 260 77
Value Fund  452 326 —
U.S. Treasury Money Fund, 4.35% — — 119
Totals $ 2,897# $ 6,769 $ 1,801+

T. ROWE PRICE Target 2020 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+
Investment income comprised
$1,801
of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2020 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Target 2020 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2020 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F185-054Q1 08/25